Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Comprehensive Income (Loss) [Abstract]
Net unrealized holding (losses) on securities available for sale, net of deferred income tax benefits of $79,000 and $473,000, respectively	$ (121)	$ (719)
Benefit plan adjustment, net of related deferred taxes of $700,000 and $599,000, respectively	(1,063)	(909)
Accumulated other comprehensive (loss), total	(1,184)	(1,628)
Deferred tax assets: Unrealized loss on securities available for sale	79	473
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	$ 700	$ 599